Average Annual Total Returns - Mid Cap Value Fund	None 1 Year	None 5 Years	None 10 Years	Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	3.64%	8.40%	8.92%	4.96%	9.73%	10.49%